Subsequent Events (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	May 23, 2013 Subsequent Event [Member]	May 23, 2013 May 23, 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 7.625% Senior Notes due 2021 [Member] May 23, 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 7.625% Senior Notes due 2021 [Member] April 17, 2013 [Member] Subsequent Event [Member] Private Placement [Member]
Subsequent Events (Textual) [Abstract]
Senior unsecured notes			7.625%
Senior Notes issued percentage			98.521%
$300 million aggregate principal amount of 7.625% Senior Notes due 2021						$ 100,000,000	$ 300,000,000
Revolving credit facility borrowing base					480,000,000
Additional Senior notes at par			102.00%
Other Events of Default Minimum Noteholder Percentage to Accelerate			25.00%
Outstanding revolving credit facility	$ 371,000,000	$ 120,000,000		$ 39,000,000